Loans Accretable discount for loans acquired with deteriorated credit quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield	$ 144	$ 0	$ 0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Additions	176	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Reclassifications from Nonaccretable Difference	0	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Disposals of Loans	16	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Accretion	$ 16	$ 0